Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' equity
Schedule of share capital

	December 31, 2021
	Common shares	Golden shares	Total
Stockholders
Shareholders with more than 5% of total capital	1,910,844,005	—	1,910,844,005
Previ	415,794,956	—	415,794,956
Capital World Investors	335,249,101	—	335,249,101
Capital Research Global Investors	326,001,911	—	326,001,911
Mitsui&co	286,347,055	—	286,347,055
Blackrock, Inc	279,562,772	—	279,562,772
Capital International Investors	267,888,210	—	267,888,210
Others	2,928,772,919	—	2,928,772,919
Golden shares	—	12	12
Total outstanding (without shares in treasury)	4,839,616,924	12	4,839,616,936
Shares in treasury	292,841,474	—	292,841,474
Total capital	5,132,458,398	12	5,132,458,410

Schedule of stockholders' remuneration

2021
Net income of the year	22,445
Appropriation to legal reserve	(1,123)
Appropriation to tax incentive reserve	(2,581)
Net income after appropriations to legal reserve and tax incentive reserve	18,741
Reclassification of the fair value adjustment reserve (nota 14a)	522

Approved remuneration (i)	8,368
Additional Stockholders’ remuneration	3,500
Appropriation to investments reserve	7,395

(i) Of the total remuneration to shareholders for fiscal year 2021, US$4,542 (R$25,346 million) totals the minimum mandatory remuneration for fiscal year 2021, which, according to the Company's Bylaws, must represent 25% of net income, after the allocations of the legal reserve and tax incentive reserve. This amount was paid in full in 2021.

Schedule of profit reserves

				Additional
		Tax incentive	Investment's	remuneration	Total of profit
	Legal reserve	reserve	reserve	reserve	reserves
Balance as at December 31, 2019	1,656	848	4,586	—	7,090
Allocation of income	251	2	656	2,820	3,729
Deliberated dividends and interest on capital of Vale's stockholders	—	—	(2,329)	—	(2,329)
Translation adjustment	(365)	(191)	(1,059)	167	(1,448)
Balance as at December 31, 2020	1,542	659	1,854	2,987	7,042
Allocation of income	1,123	2,581	7,395	3,500	14,599
Deliberated dividends and interest on capital of Vale's stockholders	—	—	(1,476)	(2,820)	(4,296)
Treasury shares cancellation	—	—	(2,401)	—	(2,401)
Translation adjustment	(142)	(157)	1,526	(469)	758
Balance as at December 31, 2021	2,523	3,083	6,898	3,198	15,702